SCHEDULE OF TEMPORARY DIFFERENCES OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non-capital loss carry forwards	$ 5,245,659	$ 644,794
Valuation allowance	(5,245,659)	(644,794)
Net deferred tax assets
Canada [member]
IfrsStatementLineItems [Line Items]
Non-capital loss carry forwards	5,245,659	644,794
Israel [member]
IfrsStatementLineItems [Line Items]
Non-capital loss carry forwards